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GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
21,919	Invesco Aerospace & Defense ETF	$ 3,892,595
33,349	SPDR S&P Metals & Mining ETF	4,175,628
43,892	State Street Consumer Staples Select Sector SPDR ETF	3,639,086
57,282	State Street Energy Select Sector SPDR ETF	3,224,404
78,640	State Street Utilities Select Sector SPDR ETF	3,493,189
		18,424,902

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,386,812)	18,424,902

	TOTAL INVESTMENTS - 99.7% (Cost $17,386,812)	$ 18,424,902
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	52,050
	NET ASSETS - 100.0%	$ 18,476,952

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt